Revenue (Details) kr in Thousands, € in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Sep. 17, 2018	Sep. 06, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2014	Dec. 31, 2003 USD ($)	Dec. 31, 2017 DKK (kr)
Revenue:
Share premium.					kr 3,470,787		kr 2,650,142
License and milestone revenue					192,001		41,333		kr 13,119
Total revenue from sale of goods					161,300
Total revenue					353,314		41,333		37,977
Equity					1,229,311		1,242,673		1,116,281			kr 514,669
Cash flows from (used in) financing activities					760,941		674,480		(155,449)
Cash flows from (used in) operating activities					(688,716)		(409,455)		(461,420)
Reductions*					(142,345)		0		0
Cost of goods sold					90,565		0		0
Sales and marketing expenses					285,256		0		0
Royalty payable (as a percent)	13.50%
Royalty revenue					0		0		24,848
Non-current assets					342,261		172,464
Germany
Revenue:
License and milestone revenue					149,100
Germany | Customer A
Revenue:
Cost of goods sold					60,600		0
Germany | Customer B
Revenue:
Cost of goods sold					48,400		0
Germany | Customer C
Revenue:
Cost of goods sold					37,700		0
Denmark
Revenue:
Non-current assets					184,000
US
Revenue:
Total revenue					204,200
Non-current assets					71,100
V-Go
Revenue:
Total revenue from sale of goods					161,313		0		0
Gross sales					303,658		0		0
Milestone payment and license option payments
Revenue:
License and milestone revenue									9,800
Total revenue recognized over time
Revenue:
Royalty revenue					42,881		38,021		0
Total revenue recognized at a point in time
Revenue:
Royalty revenue					310,433		3,312		37,977
Boehringer Ingelheim
Revenue:
License and milestone revenue					149,120		0		0
Term										4 years 6 months
Boehringer Ingelheim | Advance novel glucagon
Revenue:
Maximum amount of milestone payments to be received | €				€ 386.0
Outstanding milestone payments | €				€ 345.0
Alexion
Revenue:
Equity investment from counterparty | $			$ 15.0
Share premium.					12,700
Consideration received						$ 40.0	262,900
License and milestone revenue			25.0		42,881		38,021		0
Total revenue					42,900		37,400
Deferred revenue					97,800
Other revenue							600
Alexion | Research and development agreement
Revenue:
License and milestone revenue					kr 42,900		37,400
Alexion | Development milestone
Revenue:
Potential milestone receivable | $			115.0
Alexion | Sales milestone
Revenue:
Potential milestone receivable | $			495.0
Alexion | Development and sales milestone and royalties
Revenue:
License and milestone revenue | $			$ 15.0
Alexion | Alexion deferred
Revenue:
Total revenue							37,400
Equity							85,600
Deferred revenue							139,900
Cash flows from (used in) financing activities							85,600
Cash flows from (used in) operating activities							177,300
Inventor or SIP Technology
Revenue:
Royalty payable (as a percent)				0.50%	0.50%
Undisclosed counterpart
Revenue:
License and milestone revenue					kr 0		3,312		9,845
Protagonist Therapeutics
Revenue:
License and milestone revenue					kr 0		0		3,274
Sanofi
Revenue:
License and milestone revenue | $											$ 100.0
Royalty payable (as a percent)				13.00%	13.00%
Royalty receivable (as percent of net sales)											10.00%
Royalty revenue					kr 0		0		24,858
Royalty expense as a percentage											0.50%
License fee expense in percentage											13.00%
Potential milestone payment from Sanofi | $		$ 15.0									$ 15.0
Sanofi | Lyxumia
Revenue:
Royalty revenue					0		0		7,072
Sales by counterparty as basis for royalty revenue | €								€ 9.5
Sanofi | Soliqua
Revenue:
Royalty revenue					kr 0		kr 0		kr 17,786
Sales by counterparty as basis for royalty revenue | €								€ 23.8